Exit cost obligations (Tables)	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Restructuring and related costs

	Expense recognized by year				Amounts paid by year		Exit cost liability
	Year ended December 31, 2018	Years 2017, 2016 and 2015	Costs to be recognized in the future	Total exit costs expected to be incurred	Year ended December 31, 2018	Years 2017, 2016 and 2015	As at December 31, 2018	As at December 31, 2017
Staff redundancy expenses	—	3,680	—	3,680	—	3,680	—	—
Professional services	—	4,388	—	4,388	—	4,388	—	—
Lease termination expenses	—	649	—	649	—	649	—	—
Other expenses	—	1,504	—	1,504	—	1,504	—	—
Total	—	10,221	—	10,221	—	10,221	—	—